Net cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

(CHF in millions)	12/31/2025	12/31/2024

Current bank accounts	382.6	500.9
Digital wallets	13.5	10.9
Fixed deposit	623.7	412.5
Cash and cash equivalents	1,019.9	924.3
Current bank overdrafts	—	—
Net cash and cash equivalents(1)	1,019.9	924.3
(1) Net cash and cash equivalents included restricted cash in the amount of CHF 0.9 million as of December 31, 2025, and CHF 0.6 million as of December 31, 2024.